Summary of Significant Accounting Policies - Intangible Assets and Impairment (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2016 segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Impairment of Long Lived Assets
Impairment of intangible assets	$ 27,826		$ 27,826	$ 74,034
Goodwill
Number of reporting units tested for goodwill impairment | segment		2
Customer relationships
Impairment of Long Lived Assets
Impairment of intangible assets				$ 74,034
Minimum
Intangible Assets
Amortization period		6 years
Maximum
Intangible Assets
Amortization period		14 years